IMPAIRMENTS AND IMPAIRMENT REVERSALS (Tables)	12 Months Ended
Dec. 31, 2017
Impairment Of Assets [Abstract]
Mineral property impairments
During the year ended December 31, 2017, the Company recorded impairment charges on non-current assets totalling $356.5 million, as follows:

	2017		2016
	Total Impairment	Net Book Value of Mineral Property- as at Dec. 31, 2017(i)	Total Impairment	Net Book Value of Mineral Property- as at Dec. 31, 2016
Gualcamayo	$(256.9)	$130.8	$—	$—
Gualcamayo related Argentinian exploration	$(99.6)	$—	$—	$—
El Peñón	$—	$—	$(600.4)	$763.6
Brio Gold	$—	$—	$(14.7)	$419.7
Total mineral property impairments	$(356.5)		$(615.1)
Total mineral property impairments for operating mines	$(256.9)		$(711.3)
Total mineral property (impairment)/reversal for non-operating mines	$(99.6)		$96.2

(i)
The total Net Book Value for Gualcamayo as a whole is $150.0 million. Net Book Values are for mineral properties and are after the impairment recorded during the period. Refer to Note 6a: Acquisition and Disposition of Mineral Interests and Corporate Transactions to the Company's Consolidated Financial Statements for a breakdown of the total net book value.